Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment
Advances on newbuilding contracts		$ 79,535
Other assets (note 11)	24,560	22,967
Total assets	3,582,200	3,547,395
LIABILITIES AND DEFICIT
Total liabilities	2,442,491	2,634,072
Skaugen Multigas Subsidiary [Member]
Vessels and equipment
Advances on newbuilding contracts		79,535
Other assets (note 11)		651
Total assets		80,186
LIABILITIES AND DEFICIT
Accrued liabilities and other		587
Advances from affiliates		79,612
Total liabilities		80,199
Total deficit		(13)
Total liabilities and total deficit		$ 80,186